Deposits (Balances of Time Deposits and Certificates of Deposit Issued by Domestic Offices in Amounts of JPY10 Million or More and by Foreign Offices in Amounts of USD100,000 or More) (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2018	Mar. 31, 2017
Domestic
Deposits From Banking Clients [Line Items]
Domestic deposit in amounts of YEN 10 million or more	¥ 22,973,137	¥ 23,640,152
Foreign
Deposits From Banking Clients [Line Items]
Domestic deposit in amounts of YEN 10 million or more	19,030,714	19,616,400
Time deposits | Domestic
Deposits From Banking Clients [Line Items]
Domestic deposit in amounts of YEN 10 million or more	17,194,707	17,763,052
Time deposits | Foreign
Deposits From Banking Clients [Line Items]
Domestic deposit in amounts of YEN 10 million or more	13,426,554	14,862,230
Certificates of deposit | Domestic
Deposits From Banking Clients [Line Items]
Domestic deposit in amounts of YEN 10 million or more	5,778,430	5,877,100
Certificates of deposit | Foreign
Deposits From Banking Clients [Line Items]
Domestic deposit in amounts of YEN 10 million or more	¥ 5,604,160	¥ 4,754,170